The Company also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors an (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Stress Analysis Trading Portfolio At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 65,677	R$ 90,071
Stress Analysis Trading Portfolio Average In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	140,512	187,519
Stress Analysis Trading Portfolio Minimum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	65,677	56,369
Stress Analysis Trading Portfolio Maximum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 247,487	R$ 380,446